Borrowings - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Line Items]
Short term borrowings weighted average interest rate	6.05%	6.236%
Long term borrowings	102,831	1,234,072
Ratio of weighted average market value of outstanding shares to principal amount of loan	0.69
Revolving Credit Facility
Debt Disclosure [Line Items]
Revolving credit facilities	1,167,528	4,153,881
Unused credit	95,682	1,650,126
Covenant Requirements for Long Term Debt
Debt Disclosure [Line Items]
Ratio of weighted average market value of outstanding shares to principal amount of loan	2
Long-term Debt
Debt Disclosure [Line Items]
Average effective interest rates	4.8613%	6.5267%
Mr.Peng and his spouse Ms. Zhou Shan
Debt Disclosure [Line Items]
Unsecured short-term borrowings	199,753
Xinyu Credit Guarantee Center
Debt Disclosure [Line Items]
Unsecured short-term borrowings	7,955
Bank Loans
Debt Disclosure [Line Items]
Outstanding borrowing with acceleration provision	1,256,956
Short term borrowings	642,490
Secured Debt One
Debt Disclosure [Line Items]
Secured short term borrowings	563,155
Secured Debt One | Financial Guarantee
Debt Disclosure [Line Items]
Unsecured short-term borrowings	153,846
Secured Debt One | Bill receivable
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	268
Secured Debt One | Inventories
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	44,079
Secured Debt One | Plant and machinery
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	732,534
Secured Debt One | Land Use Rights
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	175,850
Secured Debt One | Shared Mail
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	7,500
Secured Debt Two
Debt Disclosure [Line Items]
Short term borrowings	36,751
Secured long term borrowings	45,000
Secured Debt Two | Plant and machinery
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	140,753
Secured Debt Two | Land Use Rights
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	6,337
China Construction Bank | JXLDK
Debt Disclosure [Line Items]
Short term borrowings	9,546
Long term borrowings	131,732
China Construction Bank | JXLDK | Covenant Requirements for Short Term Debt
Debt Disclosure [Line Items]
Debt to asset ratio	75.00%
Current ratio	0.9
China Construction Bank | JXLDK | Covenant Requirements for Long Term Debt
Debt Disclosure [Line Items]
Debt to asset ratio	75.00%
Current ratio	0.9
China Development Bank Corporation
Debt Disclosure [Line Items]
Long term borrowings	17,000
China Development Bank Corporation | JXLDK
Debt Disclosure [Line Items]
Short term borrowings	60,000
Long term borrowings	97,305
China Development Bank Corporation | JXLDK | Covenant Requirements for Short Term Debt
Debt Disclosure [Line Items]
Debt to asset ratio	85.00%
Current ratio	0.7
China Development Bank Corporation | JXLDK | Covenant Requirements for Long Term Debt
Debt Disclosure [Line Items]
Debt to asset ratio	75.00%
Current ratio	0.7
Secured Debt Three
Debt Disclosure [Line Items]
Secured long term borrowings	20,000
Secured Debt Three | Machinery | Long-term Debt
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	68,703